Investment in Equity Accounted Joint Ventures and Advances to Joint Venture - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2016	Dec. 31, 2015	Jul. 31, 2015	Dec. 31, 2014	Oct. 31, 2014
Schedule of Equity Method Investments [Line Items]
Investment in equity accounted joint ventures		$ 126,835,000	$ 77,647,000
OOG-TKP FPSO GmbH & Co KG [Member]
Schedule of Equity Method Investments [Line Items]
Debt instrument, term	8 years
Secured long-term debt financing		198,000,000
Interest Rate Swap [Member]
Schedule of Equity Method Investments [Line Items]
Notional Amount		$ 2,196,849,000
Cash Flow Hedging [Member] | Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Libra JV [Member]
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract			10 years
Notional Amount			$ 301,000,000
Fixed Interest Rate			2.49%
Cash Flow Hedging [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | OOG-TKP FPSO GmbH & Co KG [Member]
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract		10 years
Notional Amount		$ 88,000,000
Fixed Interest Rate	2.63%
Libra JV [Member]
Schedule of Equity Method Investments [Line Items]
Loan facility			$ 804,000,000
Loan facility, maturity date			Oct. 29, 2027
Percentage guaranteed, loan facility	50.00%
Advances to joint venture					$ 5,200,000
Minimum [Member] | OOG-TKP FPSO GmbH & Co KG [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid	2.15%
Minimum [Member] | Libra JV [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid			2.50%
Maximum [Member] | OOG-TKP FPSO GmbH & Co KG [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid	2.45%
Maximum [Member] | Libra JV [Member]
Schedule of Equity Method Investments [Line Items]
Marginal rate added for interest paid			2.65%
Odebrecht Oil And Gas Sa [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture						50.00%
Secured long-term debt financing		$ 440,400,000		$ 804,000,000
Odebrecht Oil And Gas Sa [Member] | Teekay Corporation [Member] | FPSO Units [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	50.00%
Odebrecht Oil And Gas Sa [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Debt instrument, term			10 years